UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Asset Backed Commercial Paper (4.1%)[a]	Value
	Barton Capital, LLC
$43,610,000	0.100%, 8/3/2015[b,c]	$43,609,758
	Fairway Finance, LLC
17,650,000	0.100%, 8/3/2015[b,c]	17,649,902
	Starbird Funding Corporation
12,600,000	0.110%, 8/3/2015[b,c]	12,599,923

	Total	73,859,583

Principal Amount	Financial Company Commercial Paper (3.7%)[a]	Value
	AllianceBernstein, LP
5,000,000	0.150%, 8/3/2015[c]	4,999,958
	Bank of New York Mellon Corporation
15,300,000	0.080%, 8/3/2015[c]	15,299,932
	KFW
13,900,000	0.090%, 8/3/2015[b,c]	13,899,931
	Prudential Funding, LLC
21,700,000	0.090%, 8/3/2015[b]	21,699,892
	US Bank NA
10,500,000	0.100%, 8/3/2015	10,500,000

	Total	66,399,713

Principal Amount	Government Agency Debt (86.6%)[a]	Value
	Federal Agricultural Mortgage Corporation
15,000,000	0.060%, 8/11/2015	14,999,750
20,000,000	0.055%, 8/17/2015	19,999,511
15,000,000	2.125%, 9/15/2015	15,036,146
	Federal Farm Credit Bank
5,535,000	0.226%, 8/17/2015[d]	5,535,110
13,550,000	0.230%, 9/1/2015[d]	13,551,516
20,000,000	0.188%, 11/19/2015[d]	20,002,177
22,210,000	0.155%, 12/9/2015[d]	22,209,188
20,000,000	0.239%, 12/10/2015[d]	20,006,378
24,530,000	0.210%, 12/18/2015[d]	24,537,101
15,000,000	0.137%, 3/15/2016[d]	14,999,527
19,520,000	0.167%, 3/31/2016[d]	19,519,593
20,000,000	0.154%, 4/7/2016[d]	19,999,207
25,000,000	0.138%, 4/18/2016[d]	24,998,205
10,000,000	0.163%, 5/6/2016[d]	10,001,397
20,000,000	0.147%, 6/2/2016[d]	19,999,614
4,000,000	0.217%, 6/2/2016[d]	4,001,369
10,000,000	0.172%, 7/13/2016[d]	10,000,255
	Federal Farm Credit Notes
19,000,000	0.040%, 8/3/2015	18,999,958
	Federal Home Loan Bank
10,000,000	0.090%, 8/7/2015	9,999,850
8,410,000	0.050%, 8/10/2015	8,409,895
25,000,000	0.154%, 8/10/2015[d]	25,000,093
5,200,000	0.070%, 8/11/2015	5,199,899
5,000,000	0.090%, 8/12/2015	4,999,862
10,000,000	0.200%, 8/12/2015	10,000,357
10,000,000	0.050%, 8/17/2015	9,999,778
4,200,000	0.060%, 8/20/2015	4,199,881
13,850,000	1.630%, 8/20/2015	13,861,060
23,000,000	0.053%, 8/21/2015	22,999,317
1,950,000	0.210%, 8/21/2015	1,950,104
15,000,000	0.090%, 8/25/2015	14,999,881
50,000,000	0.070%, 8/26/2015	49,997,951
7,250,000	0.177%, 8/26/2015[d]	7,250,028
6,212,000	0.070%, 8/28/2015	6,211,674
1,000,000	0.440%, 8/28/2015	1,000,256
12,100,000	0.073%, 9/2/2015	12,099,214
15,000,000	0.178%, 9/3/2015[d]	15,000,197
31,700,000	0.075%, 9/4/2015	31,697,768

Principal Amount	Government Agency Debt (86.6%)[a]	Value
$40,200,000	0.065%, 9/9/2015	$40,197,155
10,000,000	0.070%, 9/11/2015	9,999,203
25,000,000	0.181%, 9/14/2015[d]	25,000,460
10,000,000	0.069%, 9/16/2015	9,999,118
2,000,000	0.200%, 9/18/2015	2,000,228
15,000,000	0.127%, 10/8/2015[d]	14,999,859
15,000,000	0.138%, 11/20/2015[d]	14,999,114
15,000,000	0.153%, 11/27/2015[d]	14,999,654
25,000,000	0.137%, 1/8/2016[d]	24,999,448
25,000,000	0.135%, 3/23/2016[d]	25,000,000
25,000,000	0.143%, 4/20/2016[d]	25,000,050
24,520,000	0.165%, 5/12/2016[d]	24,519,876
25,000,000	0.135%, 6/23/2016[d]	25,000,000
19,580,000	0.134%, 7/22/2016[d]	19,580,000
	Federal Home Loan Mortgage Corporation
11,487,000	0.057%, 8/10/2015	11,486,836
3,200,000	0.060%, 8/20/2015	3,199,899
8,000,000	0.060%, 9/14/2015	7,999,413
69,000,000	0.167%, 10/16/2015[d]	69,005,439
25,000,000	0.181%, 11/25/2015[d]	25,002,081
	Federal National Mortgage Association
20,000,000	0.158%, 8/5/2015[d]	19,999,956
25,000,000	0.181%, 10/21/2015[d]	25,001,975
32,847,000	0.201%, 7/25/2016[d]	32,860,571
10,000,000	0.207%, 8/12/2016[d]	10,006,860
22,021,000	0.207%, 8/15/2016[d]	22,034,557
1,750,000	0.207%, 8/16/2016[d]	1,750,288
	Overseas Private Investment Corporation
15,042,735	0.110%, 8/5/2015[d]	15,042,735
35,000,000	0.110%, 8/5/2015[d]	35,000,000
28,484,615	0.110%, 8/5/2015[d]	28,484,615
33,540,000	0.120%, 8/5/2015[d]	33,540,000
6,140,351	0.120%, 8/5/2015[d]	6,140,351
6,000,000	0.110%, 8/7/2015[d]	6,000,000
5,856,000	0.110%, 8/7/2015[d]	5,856,000
10,000,000	0.110%, 8/7/2015[d]	10,000,000
10,670,940	0.110%, 8/7/2015[d]	10,670,940
10,000,000	0.110%, 8/7/2015[d]	10,000,000
7,320,000	0.110%, 8/7/2015[d]	7,320,000
20,000,000	0.110%, 8/7/2015[d]	20,000,000
58,305,000	0.110%, 8/7/2015[d]	58,305,000
10,898,578	0.110%, 8/7/2015[d]	10,898,578
4,975,500	0.120%, 8/7/2015[d]	4,975,500
4,850,000	0.120%, 8/7/2015[d]	4,850,000
13,250,000	0.120%, 8/7/2015[d]	13,250,000
6,965,700	0.120%, 8/7/2015[d]	6,965,700
13,451,770	0.120%, 8/7/2015[d]	13,451,770
40,000,000	0.120%, 8/7/2015[d]	40,000,000
78,735,000	0.120%, 8/7/2015[d]	78,735,000
6,965,700	0.120%, 8/7/2015[d]	6,965,700
4,975,500	0.120%, 8/7/2015[d]	4,975,500
39,200,000	0.120%, 8/7/2015[d]	39,200,000
12,299,040	0.110%, 8/14/2015[d]	12,299,040
8,000,000	0.110%, 8/14/2015[d]	8,000,000
2,820,000	0.110%, 8/14/2015[d]	2,820,000
12,000,000	0.110%, 8/14/2015[d]	12,000,000
5,000,000	0.610%, 3/17/2016	5,011,412
4,550,000	0.550%, 7/7/2016	4,551,707

	Total	1,573,224,655

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Investment Company (1.7%)	Value
	Dreyfus Institutional Cash Advantage Fund
$5,000	0.080%	$5,000
	Morgan Stanley Institutional Liquidity Funds
30,000,000	0.040%	30,000,000

	Total	30,005,000

Principal Amount	Other Commercial Paper (1.3%)[a]	Value
	Cargill, Inc.
7,950,000	0.100%, 8/3/2015[c]	7,949,956
	Wal-Mart Stores, Inc.
15,600,000	0.070%, 8/3/2015[c]	15,599,939

	Total	23,549,895

Principal Amount	Other Instrument (1.4%)[a]	Value
	BNP Paribas
25,950,000	0.070%, 8/3/2015	25,950,000

	Total	25,950,000

Principal Amount	Other Note (1.1%)[a]	Value
	International Bank for Reconstruction and Development
19,500,000	0.188%, 8/7/2015[d]	19,500,074

	Total	19,500,074

Principal Amount	Variable Rate Demand Note (0.3%)[a]	Value
	Illinois Finance Auth. Multifamily Housing Rev. (Villagebrook Apartments)
4,865,000	0.040%, 8/7/2015[b,d]	4,865,000

	Total	4,865,000

	Total Investments (at amortized cost) 100.2%	$1,817,353,920

	Other Assets and Liabilities, Net (0.2)%	(4,018,200)

	Total Net Assets 100.0%	$1,813,335,720

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2015, the value of these investments was $131,609,299 or 7.3% of total net assets.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2015.

Cost for federal income tax purposes	$1,817,353,920

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of July 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Cash Management Trust’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	73,859,583	–	73,859,583	–
Financial Company Commercial Paper	66,399,713	–	66,399,713	–
Government Agency Debt	1,573,224,655	–	1,573,224,655	–
Investment Company	30,005,000	30,005,000	–	–
Other Commercial Paper	23,549,895	–	23,549,895	–
Other Instrument	25,950,000	–	25,950,000	–
Other Note	19,500,074	–	19,500,074	–
Variable Rate Demand Note	4,865,000	–	4,865,000	–
Total	$1,817,353,920	$30,005,000	$1,787,348,920	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2015

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. Thrivent Cash Management Trust (the “Trust”) and the Trust’s investment adviser, Thrivent Financial for Lutherans (the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Trust’s investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

4

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 25, 2015	THRIVENT CASH MANAGEMENT TRUST

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 25, 2015	By:	/s/ David S. Royal
David S. Royal
President

Date: September 25, 2015	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer